Equity (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital Reserves And Other Equity Interest Abstract
Schedule of equity distribution

(g)      Distributions made and proposed –

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Cash dividends on ordinary shares declared and paid
Dividend for 2018: S/0.38000 per share (2017: S/0.35000 per share, 2016: S/0.28500 per share)	161,396	149,837	155,236

	161,396	149,837	155,236